Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Reporting_Unit	Dec. 31, 2012 Predecessor [Member] Reporting_Unit
Goodwill [Line Items]
Number of Reporting Units	2	2
Goodwill Impairment	$ 0	$ 0
Changes in the carrying value of goodwill		$ 0